Long-term debt and capital lease obligations (Tables)	12 Months Ended
Dec. 31, 2018
Long-term debt and capital lease obligations
Schedule of long-term debt and capital lease obligations
Long-term debt and capital lease obligations
in € THOUS
	2018	2017

Amended 2012 Credit Agreement	1.887.357	2.017.952
Bonds	3.700.446	3.810.483
Convertible Bonds	393.232	386.984
Accounts Receivable Facility	-	293.673
Capital lease obligations	36.144	37.704
Other	134.855	131.611
Long-term debt and capital lease obligations	6.152.034	6.678.407
Less current portion	(1.106.519)	(883.535)
Long-term debt and capital lease obligations, less current portion	5.045.515	5.794.872

Schedule of available and outstanding amounts under the Amended 2012 Credit Agreement
Amended 2012 Credit Agreement - Maximum amount available and balance outstanding in THOUS
	Maximum amount available		Balance outstanding
	2018		2018(1)

Revolving credit USD 2017 / 2022	$900.000	€786.026	$-	€-
Revolving credit EUR 2017 / 2022	€600.000	€600.000	€-	€-
USD term loan 2017 / 2022	$1.350.000	€1.179.039	$1.350.000	€1.179.039
EUR term loan 2017 / 2022	€315.000	€315.000	€315.000	€315.000
EUR term loan 2017 / 2020	€400.000	€400.000	€400.000	€400.000
		€3.280.065		€1.894.039

	Maximum amount available		Balance outstanding
	2017		2017(1)

Revolving credit USD 2017 / 2022	$900.000	€750.438	$70.000	€58.367
Revolving credit EUR 2017 / 2022	€600.000	€600.000	€-	€-
USD term loan 2017 / 2022	$1.470.000	€1.225.715	$1.470.000	€1.225.715
EUR term loan 2017 / 2022	€343.000	€343.000	€343.000	€343.000
EUR term loan 2017 / 2020	€400.000	€400.000	€400.000	€400.000
		€3.319.153		€2.027.082
(1) Amounts shown are excluding debt issuance costs.

Schedule of bonds
Bonds
in THOUS
Issuer/Transaction	Face amount	Maturity	Coupon	Book value2018 in €	Book value2017 in €

FMC Finance VIII S.A. 2011	€400.000	September 15, 2018	6,50%	-	398.838
FMC US Finance II, Inc. 2011	$400.000	September 15, 2018	6,50%	-	332.588
FMC US Finance II, Inc. 2012	$800.000	July 31, 2019	5,625%	698.167	665.637
FMC Finance VIII S.A. 2012	€250.000	July 31, 2019	5,25%	249.773	249.383
FMC US Finance II, Inc. 2014	$500.000	October 15, 2020	4,125%	435.376	414.952
FMC US Finance, Inc. 2011	$650.000	February 15, 2021	5,75%	564.882	538.021
FMC Finance VII S.A. 2011	€300.000	February 15, 2021	5,25%	299.035	298.571
FMC US Finance II, Inc. 2012	$700.000	January 31, 2022	5,875%	609.532	581.261
FMC US Finance II, Inc. 2014	$400.000	October 15, 2024	4,75%	347.297	331.232
Fresenius Medical Care AG & Co. KGaA, 2018	€500.000	July 11, 2025	1,50%	496.384	-
				3.700.446	3.810.483

Schedule of accounts receivable facility
Accounts Receivable Facility - Maximum amount available and balance outstanding in THOUS
	Maximum amount available		Balance outstanding
	2018 (1)		2018 (2)

Accounts Receivable Facility	$900.000	€786.026	$-	€-

	Maximum amount available		Balance outstanding
	2017 (1)		2017 (2)

Accounts Receivable Facility	$800.000	€667.056	$353.000	€294.338
(1) Subject to availability of sufficient accounts receivable meeting funding criteria.
(2) Amounts shown are excluding debt issuance costs.